Federated Hermes Ultrashort Bond Fund
Portfolio of Investments
December 31, 2022 (unaudited)
Principal Amount or Shares		Value
	ASSET-BACKED SECURITIES—59.9%
	Auto Receivables—32.6%
$ 2,590,000	AmeriCredit Automobile Receivables Trust 2019-3, Class D, 2.580%, 9/18/2025	$ 2,490,357
2,000,000	AmeriCredit Automobile Receivables Trust 2020-2, Class C, 1.480%, 2/18/2026	1,896,130
5,320,000	AmeriCredit Automobile Receivables Trust 2020-2, Class D, 2.130%, 3/18/2026	4,956,244
6,000,000	AmeriCredit Automobile Receivables Trust 2020-3, Class C, 1.060%, 8/18/2026	5,691,723
17,825,000	AmeriCredit Automobile Receivables Trust 2020-3, Class D, 1.490%, 9/18/2026	16,519,795
27,000,000	AmeriCredit Automobile Receivables Trust 2021-1, Class D, 1.210%, 12/18/2026	24,054,971
15,500,000	AmeriCredit Automobile Receivables Trust 2021-2, Class C, 1.010%, 1/19/2027	14,120,740
579,419	Canadian Pacer Auto Receivable 2020-1A, Class A3, 1.830%, 7/19/2024	575,740
18,002,000	Canadian Pacer Auto Receivable 2021-1A, Class B, 1.120%, 12/21/2026	16,684,725
4,552,508	Capital One Prime Auto Receivables Trust 2019-1, Class A4, 2.560%, 10/15/2024	4,539,794
9,500,000	CarMax Auto Owner Trust 2021-1, Class B, 0.740%, 10/15/2026	8,604,691
800,000	CarMax Auto Owner Trust 2021-1, Class C, 0.940%, 12/15/2026	727,437
1,750,000	CarMax Auto Owner Trust 2021-1, Class D, 1.280%, 7/15/2027	1,562,051
7,000,000	CarMax Auto Owner Trust 2021-3, Class B, 1.000%, 3/15/2027	6,258,042
12,075,000	CarMax Auto Owner Trust 2021-3, Class C, 1.250%, 5/17/2027	10,803,441
5,600,000	CarMax Auto Owner Trust 2021-3, Class D, 1.500%, 1/18/2028	4,918,800
8,050,904	Carvana Auto Receivables Trust 2021-N3, Class A1, 0.350%, 6/12/2028	7,807,874
9,657,079	Chase Auto Credit Linked Notes 2020-2, Class B, 0.840%, 2/25/2028	9,395,540
821,859	Chase Auto Credit Linked Notes 2020-2, Class C, 1.139%, 2/25/2028	798,966
1,367,808	Chase Auto Credit Linked Notes 2020-2, Class D, 1.487%, 2/25/2028	1,326,126
2,722,741	Chase Auto Credit Linked Notes 2021-1, Class D, 1.174%, 9/25/2028	2,595,426
1,996,677	Chase Auto Credit Linked Notes 2021-1, Class E, 2.365%, 9/25/2028	1,880,541
7,004,165	Chase Auto Credit Linked Notes 2021-2, Class B, 0.889%, 12/26/2028	6,694,240
3,512,858	Chase Auto Credit Linked Notes 2021-2, Class C, 0.969%, 12/26/2028	3,348,753
3,124,935	Chase Auto Credit Linked Notes 2021-2, Class D, 1.138%, 12/26/2028	2,962,055
1,724,102	Chase Auto Credit Linked Notes 2021-2, Class E, 2.280%, 12/26/2028	1,612,041
10,998,442	Chase Auto Credit Linked Notes 2021-3, Class B, 0.760%, 2/26/2029	10,326,707
2,874,593	Chase Auto Credit Linked Notes 2021-3, Class C, 0.860%, 2/26/2029	2,693,295
1,299,816	Chase Auto Credit Linked Notes 2021-3, Class E, 2.102%, 2/26/2029	1,191,129
532,875	Drive Auto Receivables Trust 2020-1, Class C, 2.360%, 3/16/2026	532,162
8,600,000	Drive Auto Receivables Trust 2020-1, Class D, 2.700%, 5/17/2027	8,443,686
11,185,000	Drive Auto Receivables Trust 2021-1, Class C, 1.020%, 6/15/2027	10,946,570
36,133,805	Drive Auto Receivables Trust 2021-2, Class B, 0.580%, 12/15/2025	35,791,668
37,000,000	Drive Auto Receivables Trust 2021-2, Class C, 0.870%, 10/15/2027	35,613,277
3,226,879	Ford Credit Auto Lease Trust 2020-B, Class C, 1.700%, 2/15/2025	3,224,147
15,000,000	Ford Credit Auto Lease Trust 2021-A, Class B, 0.470%, 5/15/2024	14,738,910
5,000,000	Ford Credit Auto Lease Trust 2021-A, Class C, 0.780%, 9/15/2025	4,894,011
6,600,000	Ford Credit Auto Owner Trust 2019-B, Class B, 2.400%, 11/15/2024	6,560,899
5,000,000	Ford Credit Auto Owner Trust 2019-B, Class C, 2.580%, 12/15/2025	4,971,443
5,850,000	Ford Credit Auto Owner Trust 2019-C, Class C, 2.250%, 5/15/2026	5,713,463
5,000,000	Ford Credit Auto Owner Trust 2020-C, Class B, 0.790%, 8/15/2026	4,595,414
4,280,000	Ford Credit Auto Owner Trust 2020-C, Class C, 1.040%, 5/15/2028	3,844,441
2,565,000	Ford Credit Auto Owner Trust 2021-A, Class C, 0.830%, 8/15/2028	2,319,536
2,019,615	Ford Credit Auto Owner Trust 2022-A, Class A2, 0.730%, 9/15/2024	1,996,795
10,700,000	Ford Credit Auto Owner Trust 2022-C, Class B, 5.030%, 2/15/2028	10,625,874

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$ 2,320,000		Ford Credit Auto Owner Trust 2022-C, Class C, 5.220%, 3/15/2030	$ 2,303,597
14,000,000		Ford Credit Floorplan Master Owner Trust 2020-1, Class B, 0.980%, 9/15/2025	13,484,319
14,500,000		Ford Credit Floorplan Master Owner Trust 2020-1, Class C, 1.420%, 9/15/2025	13,999,087
17,500,000		Ford Credit Floorplan Master Owner Trust 2020-1, Class D, 2.120%, 9/15/2025	16,911,407
2,450,000		General Motors 2020-1, Class B, 1.030%, 8/15/2025	2,385,854
1,440,000		General Motors 2020-1, Class C, 1.480%, 8/15/2025	1,392,595
13,000,000		General Motors 2020-2, Class A, 0.690%, 10/15/2025	12,527,976
5,750,000		General Motors 2020-2, Class B, 0.960%, 10/15/2025	5,528,716
4,000,000		General Motors 2020-2, Class C, 1.310%, 10/15/2025	3,849,598
3,000,000		GM Financial Automobile Leasing Trust 2020-2, Class C, 2.560%, 7/22/2024	2,983,513
7,840,000		GM Financial Automobile Leasing Trust 2020-2, Class D, 3.210%, 12/20/2024	7,795,641
9,000,000		GM Financial Automobile Leasing Trust 2020-3, Class D, 1.710%, 2/20/2025	8,917,507
9,640,000		GM Financial Automobile Leasing Trust 2021-1, Class C, 0.700%, 2/20/2025	9,349,570
10,000,000		GM Financial Automobile Leasing Trust 2021-1, Class D, 1.010%, 7/21/2025	9,673,612
8,000,000		GM Financial Automobile Leasing Trust 2021-2, Class C, 1.010%, 5/20/2025	7,673,857
22,750,000		GM Financial Automobile Leasing Trust 2021-3, Class C, 1.030%, 7/21/2025	21,474,936
9,000,000		GM Financial Securitized Term 2019-3, Class C, 2.620%, 1/16/2025	8,943,585
3,350,000		GM Financial Securitized Term 2020-3, Class B, 0.810%, 1/16/2026	3,143,149
2,000,000		GM Financial Securitized Term 2020-3, Class D, 1.910%, 9/16/2027	1,890,679
5,829,039		GM Financial Securitized Term 2021-1, Class A3, 0.350%, 10/16/2025	5,643,050
1,675,000		GM Financial Securitized Term 2021-1, Class B, 0.750%, 5/17/2027	1,534,311
1,375,000		GM Financial Securitized Term 2021-1, Class C, 1.040%, 5/17/2027	1,254,837
4,250,000		GM Financial Securitized Term 2021-3, Class B, 0.970%, 8/16/2027	3,804,327
2,757,871		Harley-Davidson Motorcycle Trust 2019-A, Class A4, 2.390%, 11/15/2026	2,755,262
6,100,000		Hyundai Auto Lease Securitization Trust 2020-B, Class B, 0.810%, 10/15/2024	6,049,178
10,127,847		Hyundai Auto Lease Securitization Trust 2021-A, Class A3, 0.330%, 1/16/2024	10,060,634
5,150,000		Hyundai Auto Lease Securitization Trust 2021-A, Class B, 0.610%, 10/15/2025	5,019,482
20,050,000		Hyundai Auto Lease Securitization Trust 2021-B, Class B, 0.620%, 3/16/2026	19,135,467
34,000,000		Hyundai Auto Lease Securitization Trust 2021-C, Class B, 0.760%, 2/17/2026	32,196,570
16,000,000		Hyundai Auto Receivables Trust 2019-A, Class C, 3.030%, 11/17/2025	15,907,594
2,750,000		Hyundai Auto Receivables Trust 2019-B, Class B, 2.210%, 4/15/2025	2,697,449
4,900,000		Hyundai Auto Receivables Trust 2019-B, Class C, 2.400%, 6/15/2026	4,742,988
4,125,000		Hyundai Auto Receivables Trust 2020-B, Class B, 0.940%, 12/15/2025	3,914,044
6,353,000		Hyundai Auto Receivables Trust 2020-B, Class C, 1.600%, 12/15/2026	5,994,396
6,375,000		Hyundai Auto Receivables Trust 2020-C, Class C, 1.080%, 12/15/2027	5,766,290
9,330,000		Hyundai Auto Receivables Trust 2021-B, Class B, 0.910%, 2/16/2027	8,434,578
5,000,000		Hyundai Auto Receivables Trust 2021-B, Class C, 1.120%, 2/15/2028	4,511,522
11,500,000		Mercedes-Benz Auto Lease Trust 2020-B, Class A4, 0.500%, 6/15/2026	11,423,371
4,000,000		NextGear Floorplan Master Owner Trust 2020-1A, Class B, 1.790%, 2/15/2025	3,961,216
20,000,000		NextGear Floorplan Master Owner Trust 2021-1A, Class A, 0.850%, 7/15/2026	18,592,087
7,650,000	[1]	NextGear Floorplan Master Owner Trust 2022-1A, Class A1, 4.857% (30-DAY AVERAGE SOFR +1.050%), 3/15/2027	7,654,714
883,476		Nissan Auto Receivables Owner 2020-B, Class A3, 0.550%, 7/15/2024	875,443
1,300,000		PenFed Auto Receivables Owner Trust 2022-A, Class B, 5.450%, 12/15/2028	1,268,500
1,582,000		PenFed Auto Receivables Owner Trust 2022-A, Class C, 5.940%, 12/15/2028	1,541,711
800,000		PenFed Auto Receivables Owner Trust 2022-A, Class D, 7.160%, 6/17/2030	779,821
5,257,960		Santander Bank Auto Credit-Linked Notes 2021-1A, Class B, 1.833%, 12/15/2031	5,080,696
3,420,261		Santander Bank Auto Credit-Linked Notes 2022-A, Class B, 5.281%, 5/15/2032	3,313,797
2,564,363		Santander Bank Auto Credit-Linked Notes 2022-B, Class C, 5.916%, 8/16/2032	2,554,045
3,846,544		Santander Bank Auto Credit-Linked Notes 2022-B, Class D, 6.793%, 8/16/2032	3,831,210
2,991,757		Santander Bank Auto Credit-Linked Notes 2022-B, Class E, 8.681%, 8/16/2032	2,980,033

Principal Amount or Shares		Value
	ASSET-BACKED SECURITIES—continued
	Auto Receivables—continued
$ 4,150,000	Santander Consumer Auto Receivables Trust 2020-B, Class B, 0.770%, 12/15/2025	$ 4,068,325
2,000,000	Santander Consumer Auto Receivables Trust 2020-B, Class C, 1.290%, 4/15/2026	1,924,207
3,050,000	Santander Consumer Auto Receivables Trust 2020-B, Class D, 2.140%, 12/15/2026	2,899,660
1,500,000	Santander Consumer Auto Receivables Trust 2021-AA, Class D, 1.570%, 1/15/2027	1,361,609
1,750,000	Santander Consumer Auto Receivables Trust 2021-AA, Class E, 3.280%, 3/15/2027	1,627,133
8,581,139	Santander Drive Auto Receivables Trust 2019-3, Class D, 2.680%, 10/15/2025	8,524,380
10,000,000	Santander Drive Auto Receivables Trust 2020-2, Class D, 2.220%, 9/15/2026	9,730,294
14,221,456	Santander Drive Auto Receivables Trust 2020-3, Class C, 1.120%, 1/15/2026	14,098,104
4,100,000	Santander Drive Auto Receivables Trust 2020-3, Class D, 1.640%, 11/16/2026	3,929,199
15,244,000	Santander Drive Auto Receivables Trust 2020-4, Class D, 1.480%, 1/15/2027	14,562,793
55,000,000	Santander Drive Auto Receivables Trust 2021-1, Class D, 1.130%, 11/16/2026	51,818,646
41,468,027	Santander Drive Auto Receivables Trust 2021-3, Class B, 0.600%, 12/15/2025	41,151,196
33,000,000	Santander Drive Auto Receivables Trust 2021-3, Class C, 0.950%, 9/15/2027	31,812,007
34,000,000	Santander Drive Auto Receivables Trust 2021-3, Class D, 1.330%, 9/15/2027	31,716,390
11,000,000	Santander Drive Auto Receivables Trust 2021-4, Class C, 1.260%, 2/16/2027	10,475,035
3,750,000	Santander Drive Auto Receivables Trust 2022-5, Class A3, 4.110%, 8/17/2026	3,675,302
6,150,000	Santander Drive Auto Receivables Trust 2022-6, Class C, 4.960%, 11/15/2028	5,907,821
11,953,000	Santander Retail Auto Lease Trust 2020-A, Class D, 2.520%, 11/20/2024	11,806,448
5,750,000	Santander Retail Auto Lease Trust 2020-B, Class C, 1.180%, 12/20/2024	5,471,679
20,000,000	Santander Retail Auto Lease Trust 2020-B, Class D, 1.980%, 10/20/2025	19,089,737
15,000,000	Santander Retail Auto Lease Trust 2021-A, Class B, 0.920%, 3/20/2026	14,262,289
40,000,000	Santander Retail Auto Lease Trust 2021-A, Class D, 1.380%, 3/22/2027	37,708,614
35,500,000	Santander Retail Auto Lease Trust 2021-B, Class C, 1.100%, 6/20/2025	33,483,117
55,825,000	Santander Retail Auto Lease Trust 2021-B, Class D, 1.410%, 11/20/2025	52,357,944
52,000,000	Santander Retail Auto Lease Trust 2021-C, Class D, 1.390%, 8/20/2026	47,714,657
20,670,000	Tesla Auto Lease Trust 2020-A, Class B, 1.180%, 1/22/2024	20,487,251
4,650,000	Tesla Auto Lease Trust 2020-A, Class D, 2.330%, 2/20/2024	4,601,222
32,660,000	Tesla Auto Lease Trust 2021-A, Class C, 1.180%, 3/20/2025	31,059,737
18,150,000	Tesla Auto Lease Trust 2021-A, Class D, 1.340%, 3/20/2025	17,160,124
10,000,000	Tesla Auto Lease Trust 2021-A, Class E, 2.640%, 3/20/2025	9,359,082
17,350,000	Tesla Auto Lease Trust 2021-B, Class B, 0.910%, 9/22/2025	16,123,232
16,000,000	Tesla Auto Lease Trust 2021-B, Class C, 1.120%, 9/22/2025	14,837,312
6,000,000	Tesla Auto Lease Trust 2021-B, Class D, 1.320%, 9/22/2025	5,541,950
3,691,128	Toyota Auto Receivables Owner Trust 2020-C, Class A3, 0.440%, 10/15/2024	3,634,405
11,316,778	Volkswagen Auto Lease Trust 2020-A, Class A3, 0.390%, 1/22/2024	11,260,769
12,000,000	Volkswagen Auto Lease Trust 2020-A, Class A4, 0.450%, 7/21/2025	11,866,139
1,593,000	World Omni Auto Receivables Trust 2019-A, Class D, 2.590%, 12/15/2025	1,560,702
13,500,000	World Omni Auto Receivables Trust 2019-C, Class B, 2.200%, 12/15/2025	13,149,627
8,100,000	World Omni Auto Receivables Trust 2019-C, Class C, 2.400%, 6/15/2026	7,885,182
1,400,000	World Omni Auto Receivables Trust 2020-A, Class C, 1.640%, 8/17/2026	1,325,765
5,000,000	World Omni Auto Receivables Trust 2020-C, Class B, 0.870%, 10/15/2026	4,600,893
2,650,000	World Omni Auto Receivables Trust 2020-C, Class C, 1.390%, 5/17/2027	2,438,776
6,430,000	World Omni Auto Receivables Trust 2021-A, Class B, 0.640%, 12/15/2026	5,916,814
1,685,000	World Omni Auto Receivables Trust 2021-A, Class C, 0.890%, 8/16/2027	1,546,988
5,000,000	World Omni Auto Receivables Trust 2021-B, Class B, 1.040%, 6/15/2027	4,556,213
4,500,000	World Omni Auto Receivables Trust 2021-B, Class C, 1.290%, 12/15/2027	4,090,158
3,962,580	World Omni Auto Receivables Trust 2021-C, Class A2, 0.220%, 9/16/2024	3,948,365
5,000,000	World Omni Auto Receivables Trust 2021-C, Class B, 0.840%, 9/15/2027	4,553,840
3,000,000	World Omni Auto Receivables Trust 2021-C, Class C, 1.060%, 4/17/2028	2,726,018
5,700,000	World Omni Automobile Lease Securitization Trust 2020-B, Class B, 0.700%, 2/17/2026	5,601,233

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$ 5,760,000		World Omni Automobile Lease Securitization Trust 2021-A, Class B, 0.750%, 11/16/2026	$ 5,441,636
5,000,000		World Omni Select Auto Trust 2019-A, Class C, 2.380%, 12/15/2025	4,921,009
9,250,000		World Omni Select Auto Trust 2020-A, Class B, 0.840%, 6/15/2026	9,001,117
7,750,000		World Omni Select Auto Trust 2020-A, Class C, 1.250%, 10/15/2026	7,302,664
9,000,000		World Omni Select Auto Trust 2020-A, Class D, 1.700%, 10/15/2026	8,566,181
9,250,000		World Omni Select Auto Trust 2021-A, Class B, 0.850%, 8/16/2027	8,530,451
3,500,000		World Omni Select Auto Trust 2021-A, Class C, 1.090%, 11/15/2027	3,170,775
5,000,000		World Omni Select Auto Trust 2021-A, Class D, 1.440%, 11/15/2027	4,504,044
		TOTAL	1,411,803,751
		Credit Card—6.2%
11,537,000	[1]	American Express Credit Account Master Trust 2018-5, Class A, 4.658% (1-month USLIBOR +0.340%), 12/15/2025	11,541,793
10,000,000	[1]	American Express Credit Account Master Trust 2018-5, Class B, 4.868% (1-month USLIBOR +0.550%), 12/15/2025	10,006,606
3,600,000	[1]	American Express Credit Account Master Trust 2018-7, Class A, 4.678% (1-month USLIBOR +0.360%), 2/17/2026	3,599,313
16,613,000	[1]	American Express Credit Account Master Trust 2018-7, Class B, 4.888% (1-month USLIBOR +0.570%), 2/17/2026	16,630,090
18,679,000	[1]	American Express Credit Account Master Trust 2018-9, Class B, 4.908% (1-month USLIBOR +0.590%), 4/15/2026	18,687,865
4,700,000	[1]	Capital One Multi-Asset Execution Trust 2018-A2, Class A2, 4.668% (1-month USLIBOR +0.350%), 3/16/2026	4,697,921
30,000,000		Cards II Trust 2021-1A, Class A, 0.602%, 4/15/2027	28,305,526
14,000,000		Cards II Trust 2021-1A, Class B, 0.931%, 4/15/2027	13,215,441
6,118,000		Cards II Trust 2021-1A, Class C, 1.200%, 4/15/2027	5,774,006
5,000,000		Evergreen Credit Card Trust 2022-CRT1, Class C, 6.190%, 7/15/2026	4,900,676
6,750,000		Evergreen Credit Card Trust Series 2021-1, Class C, 1.420%, 10/15/2026	6,286,142
8,000,000		Golden Credit Card Trust 2021-1A, Class B, 1.440%, 8/15/2028	7,110,015
4,250,000		Golden Credit Card Trust 2021-1A, Class C, 1.740%, 8/15/2028	3,713,479
15,000,000	[1]	Golden Credit Card Trust 2022-2A, Class A, 4.450% (30-DAY AVERAGE SOFR +0.250%), 1/15/2026	14,926,737
17,658,000		Golden Credit Card Trust 2022-2A, Class B, 1.730%, 1/15/2026	17,010,547
7,626,000		Golden Credit Card Trust 2022-2A, Class C, 2.030%, 1/15/2026	7,354,008
7,648,000		Master Credit Card Trust 2018-1A, Class B, 3.245%, 7/21/2024	7,643,204
4,237,000		Master Credit Card Trust 2018-1A, Class C, 3.737%, 7/21/2024	4,234,151
9,000,000		Master Credit Card Trust 2021-1A, Class C, 1.060%, 11/21/2025	8,410,662
3,000,000		Master Credit Card Trust 2022-1A, Class B, 1.970%, 7/21/2026	2,821,074
2,000,000		Master Credit Card Trust 2022-1A, Class C, 2.270%, 7/21/2026	1,879,496
50,000,000	[1]	Trillium Credit Card Trust II 2021-2A, Class A, 4.098% (30-DAY AVERAGE SOFR +0.220%), 10/26/2026	49,957,027
10,000,000		Trillium Credit Card Trust II 2021-2A, Class B, 1.084%, 10/26/2026	9,628,718
8,044,000		Trillium Credit Card Trust II 2021-2A, Class C, 1.333%, 10/26/2026	7,739,919
		TOTAL	266,074,416
		Equipment Lease—7.8%
1,500,000		CNH Equipment Trust 2019-A, Class B, 3.340%, 7/15/2026	1,499,211
3,600,000		CNH Equipment Trust 2019-B, Class B, 2.870%, 11/16/2026	3,582,674
1,733,566		CNH Equipment Trust 2020-A, Class A3, 1.160%, 6/16/2025	1,709,660
2,200,000		CNH Equipment Trust 2020-A, Class B, 2.300%, 10/15/2027	2,105,468
10,050,000		CNH Equipment Trust 2021-A, Class B, 0.970%, 6/15/2028	9,189,771
4,834,000		Dell Equipment Finance Trust 2020-2, Class B, 0.920%, 11/22/2023	4,745,137
2,350,000		Dell Equipment Finance Trust 2020-2, Class C, 1.370%, 1/22/2024	2,300,003
3,380,000		Dell Equipment Finance Trust 2020-2, Class D, 1.920%, 3/23/2026	3,316,165
12,280,000		Dell Equipment Finance Trust 2021-1, Class B, 0.710%, 5/22/2026	11,869,161
26,617,000		Dell Equipment Finance Trust 2021-1, Class C, 0.810%, 5/22/2026	25,725,482
43,518,000		Dell Equipment Finance Trust 2021-1, Class D, 1.030%, 11/23/2026	42,042,714
13,000,000		Dell Equipment Finance Trust 2021-2, Class B, 0.810%, 12/22/2026	12,309,794
10,500,000		Dell Equipment Finance Trust 2021-2, Class C, 0.940%, 12/22/2026	9,933,600
9,000,000		Dell Equipment Finance Trust 2021-2, Class D, 1.210%, 6/22/2027	8,427,933

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Equipment Lease—continued
$ 3,750,000		Dell Equipment Finance Trust 2022-2, Class C, 5.580%, 7/22/2027	$ 3,649,627
4,330,000		Dell Equipment Finance Trust 2022-2, Class D, 5.720%, 1/24/2028	4,211,503
443,581		DLL Securitization Trust 2019-DA1, Class A4, 2.920%, 4/20/2027	442,350
1,049,607		DLL Securitization Trust 2019-MA2, Class A4, 2.390%, 4/20/2027	1,049,527
8,171,186		DLLAD LLC 2021-1A, Class A2, 0.350%, 9/20/2024	8,050,879
19,000,000		DLLAD LLC 2021-1A, Class A3, 0.640%, 9/21/2026	17,691,157
14,240,180		DLLMT LLC 2021-1A, Class A2, 0.600%, 3/20/2024	14,076,155
10,800,000		Great America Leasing Receivables 2020-1, Class B, 2.000%, 2/16/2026	10,427,934
2,610,000		Great America Leasing Receivables 2021-1, Class B, 0.720%, 12/15/2026	2,390,362
4,702,219		HPEFS Equipment Trust 2020-1A, Class C, 2.030%, 2/20/2030	4,685,365
2,750,000		HPEFS Equipment Trust 2020-1A, Class D, 2.260%, 2/20/2030	2,721,390
8,000,000		HPEFS Equipment Trust 2020-2A, Class D, 2.790%, 7/22/2030	7,892,098
25,000,000		HPEFS Equipment Trust 2021-1A, Class B, 0.570%, 3/20/2031	24,222,065
19,640,000		HPEFS Equipment Trust 2021-1A, Class C, 0.750%, 3/20/2031	18,846,728
21,250,000		HPEFS Equipment Trust 2021-1A, Class D, 1.030%, 3/20/2031	20,027,813
15,600,000		HPEFS Equipment Trust 2021-2A, Class C, 0.880%, 9/20/2028	14,847,677
11,200,000		HPEFS Equipment Trust 2021-2A, Class D, 1.290%, 3/20/2029	10,364,628
14,400,000		HPEFS Equipment Trust 2022-1A, Class D, 2.400%, 11/20/2029	13,444,820
467,788		Kubota Credit Owner Trust 2020-1A, Class A3, 1.960%, 3/15/2024	464,758
2,233,227		MMAF Equipment Finance LLC 2020-A, Class A2, 0.740%, 4/9/2024	2,214,258
3,679,000		Transportation Finance Equipment Trust 2019-1, Class B, 2.060%, 5/23/2024	3,619,424
2,500,000		Transportation Finance Equipment Trust 2019-1, Class C, 2.190%, 8/23/2024	2,464,634
3,000,000		Transportation Finance Equipment Trust 2019-1, Class D, 2.570%, 1/25/2027	2,957,816
4,200,000		Volvo Financial Equipment LLC 2019-2A, Class B, 2.280%, 11/15/2024	4,119,831
1,464,000		Volvo Financial Equipment LLC 2019-2A, Class C, 2.500%, 5/17/2027	1,435,730
		TOTAL	335,075,302
		Home Equity Loan—0.0%
28,887	[1]	Countrywide Asset Backed Certificates 2004-4, Class A, 5.129% (1-month USLIBOR +0.740%), 8/25/2034	28,047
109,416	[2]	NC Finance Trust 1999-1, Class D, 8.750%, 1/25/2029	0
2,532,132	[2]	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.750%, 1/25/2047	0
		TOTAL	28,047
		Manufactured Housing—0.0%
2,922		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.610%, 2/25/2028	2,929
		Other—7.7%
2,750,000		ARI Fleet Lease Trust 2021-A, Class B, 1.130%, 3/15/2030	2,502,903
2,546,000		ARI Fleet Lease Trust 2021-A, Class C, 1.450%, 3/15/2030	2,287,356
2,557,155		Chesapeake Funding II LLC 2019-1A, Class C, 3.360%, 4/15/2031	2,555,892
4,000,000		Chesapeake Funding II LLC 2019-1A, Class D, 3.800%, 4/15/2031	3,992,151
4,077,273		Chesapeake Funding II LLC 2020-1A, Class A1, 0.870%, 8/15/2032	3,989,922
1,840,000		Chesapeake Funding II LLC 2020-1A, Class B, 1.240%, 8/15/2032	1,770,632
4,838,000		Chesapeake Funding II LLC 2020-1A, Class C, 2.140%, 8/15/2032	4,656,342
1,350,000		Chesapeake Funding II LLC 2020-1A, Class D, 2.830%, 8/15/2032	1,273,513
5,300,000		Chesapeake Funding II LLC 2021-1A, Class B, 0.990%, 4/15/2033	4,936,493
2,000,000		Chesapeake Funding II LLC 2021-1A, Class C, 1.230%, 4/15/2033	1,859,876
2,550,000		Chesapeake Funding II LLC 2021-1A, Class D, 1.520%, 4/15/2033	2,368,033
129,486		Enterprise Fleet Financing LLC 2019-2, Class A2, 2.290%, 2/20/2025	129,342
2,000,000		Enterprise Fleet Financing LLC 2019-2, Class A3, 2.380%, 2/20/2025	1,993,932
185,962		Enterprise Fleet Financing LLC 2019-3, Class A2, 2.060%, 5/20/2025	185,648
585,024		Enterprise Fleet Financing LLC 2020-1, Class A2, 1.780%, 12/22/2025	580,106
26,791,330		Enterprise Fleet Financing LLC 2021-2, Class A2, 0.480%, 5/20/2027	25,733,185

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Other—continued
$28,107,634		Enterprise Fleet Financing LLC 2021-3, Class A2, 0.770%, 8/20/2027	$ 26,933,070
3,100,000		Enterprise Fleet Financing LLC 2022-3, Class A2, 4.380%, 7/20/2029	3,021,650
19,296,000		PFS Financing Corp. 2020-E, Class A, 1.000%, 10/15/2025	18,615,341
4,000,000		PFS Financing Corp. 2020-E, Class B, 1.570%, 10/15/2025	3,847,068
7,500,000		PFS Financing Corp. 2020-G, Class A, 0.970%, 2/15/2026	7,077,545
4,915,000		PFS Financing Corp. 2020-G, Class B, 1.570%, 2/15/2026	4,689,128
35,410,000		PFS Financing Corp. 2021-A, Class A, 0.710%, 4/15/2026	33,380,713
10,875,000		PFS Financing Corp. 2021-A, Class B, 0.960%, 4/15/2026	10,238,995
38,000,000		PFS Financing Corp. 2021-B, Class A, 0.775%, 8/15/2026	34,824,002
4,500,000		PFS Financing Corp. 2021-B, Class B, 1.095%, 8/15/2026	4,107,339
6,000,000	[1]	PFS Financing Corp. 2022-B, Class B, 4.657% (30-DAY AVERAGE SOFR +0.850%), 2/15/2026	5,968,000
1,943,542		Public Service New Hampshire 2018-1, Class A1, 3.094%, 2/1/2026	1,923,543
2,802,573		Sierra Receivables Funding Co. 2020-2A, Class A, 1.330%, 7/20/2037	2,637,597
6,920,663		Sofi Consumer Loan Program Trust 2021-1, Class A, 0.490%, 9/25/2030	6,780,606
10,000,000		Verizon Master Trust 2021-2, Class C, 1.380%, 4/20/2028	9,146,124
11,650,000		Verizon Master Trust 2022-1, Class B, 1.270%, 1/20/2027	11,383,288
6,050,000		Verizon Master Trust 2022-1, Class C, 1.390%, 1/20/2027	5,910,697
226,912		Verizon Owner Trust 2019-C, Class A1A, 1.940%, 4/22/2024	226,598
17,600,000		Verizon Owner Trust 2019-C, Class C, 2.160%, 4/22/2024	17,543,307
4,251,538	[1]	Verizon Owner Trust 2020-A, Class A1B, 4.623% (1-month USLIBOR +0.270%), 7/22/2024	4,249,756
10,000,000		Verizon Owner Trust 2020-A, Class C, 2.060%, 7/22/2024	9,889,768
17,000,000		Verizon Owner Trust 2020-B, Class C, 0.830%, 2/20/2025	16,109,119
27,000,000		Verizon Owner Trust 2020-C, Class B, 0.670%, 4/21/2025	25,693,967
9,000,000		Verizon Owner Trust 2020-C, Class C, 0.770%, 4/21/2025	8,555,714
		TOTAL	333,568,261
		Student Loans—5.6%
2,158,574	[1]	Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 5.069% (1-month USLIBOR +0.680%), 10/25/2035	2,118,188
5,938,537	[1]	Navient Student Loan Trust 2019-D, Class A2B, 5.368% (1-month USLIBOR +1.050%), 12/15/2059	5,762,189
10,471,197		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	9,025,960
8,626,410		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	7,664,583
17,637,229		Navient Student Loan Trust 2021-A, Class A, 0.840%, 5/15/2069	15,271,004
50,819,644		Navient Student Loan Trust 2021-BA, Class A, 0.940%, 7/15/2069	42,887,770
38,111,298		Navient Student Loan Trust 2021-CA, Class A, 1.060%, 10/15/2069	32,369,591
42,455,883		Navient Student Loan Trust 2021-FA, Class A, 1.110%, 2/18/2070	35,909,950
7,771,045	[1]	Nelnet Student Loan Trust 2021-CA, Class AFL, 5.093% (1-month USLIBOR +0.740%), 4/20/2062	7,482,467
46,705,342	[1]	Nelnet Student Loan Trust 2021-DA, Class AFL, 5.043% (1-month USLIBOR +0.690%), 4/20/2062	46,474,283
10,185,145	[1]	SMB Private Education Loan Trust 2021-D, Class A1B, 4.918% (1-month USLIBOR +0.600%), 3/17/2053	9,940,808
26,698,223	[1]	SMB Private Education Loan Trust 2021-E, Class A1B, 4.948% (1-month USLIBOR +0.630%), 2/15/2051	26,292,455
174,984	[1]	Social Professional Loan Program LLC 2016-D, Class A1, 5.339% (1-month USLIBOR +0.950%), 1/25/2039	174,525
323,923	[1]	Social Professional Loan Program LLC 2017-A, Class A1, 5.088% (1-month USLIBOR +0.700%), 3/26/2040	323,073
193,022	[1]	Social Professional Loan Program LLC 2017-C, Class A1, 4.989% (1-month USLIBOR +0.600%), 7/25/2040	192,397
116,316	[1]	Social Professional Loan Program LLC 2018-A, Class A1, 4.739% (1-month USLIBOR +0.350%), 2/25/2042	115,720
		TOTAL	242,004,963
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $2,722,801,653)	2,588,557,669
		CORPORATE BONDS—27.5%
		Capital Goods - Aerospace & Defense—0.1%
6,835,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 0.670%, 8/16/2023	6,638,242
	[1]	Communications - Cable & Satellite—0.8%
35,830,000		Comcast Corp., Sr. Unsecd. Note, 4.709% (3-month USLIBOR +0.630%), 4/15/2024	35,941,783

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Telecom Wireless—0.9%
$ 6,530,000		American Tower Corp., Sr. Unsecd. Note, 0.600%, 1/15/2024	$ 6,226,981
30,800,000	[1]	Vodafone Group PLC, Sr. Unsecd. Note, 5.069% (3-month USLIBOR +0.990%), 1/16/2024	30,849,985
		TOTAL	37,076,966
	[1]	Communications - Telecom Wirelines—0.6%
25,000,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.113% (SOFR +0.790%), 3/20/2026	24,385,771
	[1]	Consumer Cyclical - Automotive—2.5%
10,000,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 4.199% (3-month USLIBOR +0.280%), 1/12/2024	9,979,185
20,000,000		Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 5.062% (SOFR +0.750%), 12/13/2024	19,732,838
20,000,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.416% (SOFR +0.620%), 10/15/2024	19,444,328
10,000,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.033% (SOFR +0.760%), 3/8/2024	9,856,880
10,000,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.244% (SOFR +1.040%), 2/26/2027	9,385,477
20,000,000		Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 5.375% (3-month USLIBOR +0.640%), 3/8/2024	19,685,469
10,000,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 4.055% (SOFR +0.330%), 1/11/2024	9,940,829
10,000,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 4.094% (SOFR +0.320%), 1/13/2025	9,881,396
		TOTAL	107,906,402
	[1]	Consumer Cyclical - Leisure—0.1%
5,000,000		Warnermedia Holdings, Inc., Sr. Unsecd. Note, 144A, 6.092% (SOFR +1.780%), 3/15/2024	4,985,340
		Consumer Non-Cyclical - Food/Beverage—0.4%
5,090,000		Conagra Brands, Inc., Sr. Unsecd. Note, 0.500%, 8/11/2023	4,946,657
6,950,000	[1]	General Mills, Inc., Sr. Unsecd. Note, 5.089% (3-month USLIBOR +1.010%), 10/17/2023	6,966,069
3,755,000		JDE Peet’s B.V., Sr. Unsecd. Note, 144A, 0.800%, 9/24/2024	3,431,995
		TOTAL	15,344,721
		Consumer Non-Cyclical - Health Care—0.9%
1,000,000		PerkinElmer, Inc., Sr. Unsecd. Note, 0.550%, 9/15/2023	968,925
14,235,000		PerkinElmer, Inc., Sr. Unsecd. Note, 0.850%, 9/15/2024	13,200,410
26,600,000	[1]	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 4.34% (SOFR +0.530%), 10/18/2024	26,356,448
		TOTAL	40,525,783
	[1]	Consumer Non-Cyclical - Pharmaceuticals—0.2%
9,100,000		Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 5.779% (3-month USLIBOR +1.010%), 12/15/2023	9,081,580
		Energy - Integrated—0.1%
3,060,000		Shell International Finance B.V., Sr. Unsecd. Note, 0.375%, 9/15/2023	2,965,398
		Financial Institution - Banking—12.9%
21,550,000	[1]	American Express Co., Sr. Unsecd. Note, 4.729% (SOFR +0.650%), 11/4/2026	20,998,331
6,380,000	[1]	ANZ New Zealand National (Int’l) Ltd., Sr. Unsecd. Note, 144A, 4.766% (SOFR +0.600%), 2/18/2025	6,324,313
15,000,000		Bank of America Corp., Sr. Unsecd. Note, 4.92%, 7/22/2027	14,523,179
5,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.684% (SOFR +0.730%), 10/24/2024	4,955,342
6,500,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.963% (3-month BSBY +0.430%), 5/28/2024	6,440,460
30,000,000	[1]	Bank of Montreal, Sr. Unsecd. Note, 4.623% (SOFR +0.350%), 12/8/2023	29,899,825
10,000,000	[1]	Bank of Montreal, Sr. Unsecd. Note, Series MTN, 4.932% (SOFR +0.620%), 9/15/2026	9,679,946
10,000,000	[1]	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series J, 4.121% (SOFR +0.200%), 10/25/2024	9,880,403
10,000,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 4.214%, 4/26/2024	9,934,554
25,000,000		Bank of New Zealand (BNZ), Sr. Unsecd. Note, 144A, 0.957%, 1/27/2027	24,614,827
20,000,000	[1]	Bank of Nova Scotia, Sr. Unsecd. Note, 4.922% (SOFR +0.610%), 9/15/2026	19,348,093
15,000,000	[1]	Barclays PLC, Sr. Unsecd. Note, 6.024% (3-month USLIBOR +1.380%), 5/16/2024	15,000,692
8,000,000		BPCE SA, Sub., 144A, 5.700%, 10/22/2023	7,942,264
25,000,000	[1]	Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 4.230% (SOFR +0.420%), 10/18/2024	24,626,522
10,000,000	[1]	Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 4.706% (SOFR +0.400%), 12/14/2023	9,967,113
7,695,000		Citigroup, Inc., Sr. Unsecd. Note, 4.615%, 1/25/2026	7,524,994
10,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 4.734% (SOFR +0.669%), 5/1/2025	9,852,843
15,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 5.060% (SOFR +0.770%), 6/9/2027	14,394,249

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 8,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 5.494% (SOFR +1.280%), 2/24/2028	$ 7,731,546
25,975,000	[1]	Commonwealth Bank of Australia, Sr. Unsecd. Note, 144A, 0.450% (SOFR +0.400%), 7/7/2025	25,637,764
12,000,000	[1]	Credit Suisse AG of New York, Sr. Unsecd. Note, 4.441% (SOFR +0.390%), 2/2/2024	11,481,735
25,000,000	[1]	Credit Suisse AG of New York, Sr. Unsecd. Note, Series FRN, 4.495% (SOFR +0.380%), 8/9/2023	24,394,951
10,000,000	[1]	DNB Bank ASA, Sr. Pfd., 144A, 5.153% (90-DAY AVERAGE SOFR +0.830%), 3/28/2025	9,923,062
12,275,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.804% (SOFR +0.920%), 10/21/2027	11,744,925
9,375,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.315% (SOFR +1.120%), 2/24/2028	9,018,023
10,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series FRN, 5.069% (SOFR +0.790%), 12/9/2026	9,633,304
5,000,000	[1]	HSBC Holdings PLC, Sr. Unsecd. Note, 5.674% (3-month USLIBOR +1.000%), 5/18/2024	4,981,551
8,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 4.770% (SOFR +0.535%), 6/1/2025	7,856,158
20,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 4.884% (SOFR +0.600%), 12/10/2025	19,601,069
6,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.055% (3-month USLIBOR +0.730%), 4/23/2024	6,001,711
12,500,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.088% (SOFR +0.765%), 9/22/2027	12,109,337
8,570,000	[1]	Morgan Stanley, Sr. Unsecd. Note, 4.579% (SOFR +0.625%), 1/24/2025	8,453,371
16,000,000	[1]	National Bank of Canada, Montreal, Sr. Unsecd. Note, 4.580% (SOFR +0.490%), 8/6/2024	15,821,895
3,500,000		National Bank of Canada, Montreal, Sr. Unsecd. Note, Series MTN, 2.100%, 2/1/2023	3,492,522
2,000,000	[1]	NatWest Markets plc, Sr. Unsecd. Note, 144A, 4.656% (SOFR +0.530%), 8/12/2024	1,966,392
9,000,000	[1]	NatWest Markets plc, Sr. Unsecd. Note, 144A, 5.083% (SOFR +0.760%), 9/29/2026	8,601,169
10,000,000	[1]	Royal Bank of Canada, Sr. Unsecd. Note, 4.353% (SOFR +0.360%), 7/29/2024	9,890,720
10,000,000	[1]	Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 4.157% (SOFR +0.300%), 1/19/2024	9,925,159
5,000,000	[1]	Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 4.439% (3-month USLIBOR +0.360%), 1/17/2023	4,999,304
47,000,000	[1]	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 4.679% (SOFR +0.400%), 6/9/2025	46,033,941
35,000,000	[1]	UBS AG London, Sr. Unsecd. Note, 144A, 4.475% (SOFR +0.360%), 2/9/2024	34,841,194
10,000,000	[1]	UBS AG London, Sr. Unsecd. Note, 144A, 4.565% (SOFR +0.450%), 8/9/2024	9,932,580
		TOTAL	559,981,333
		Financial Institution - Finance Companies—0.9%
17,000,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 1.150%, 10/29/2023	16,362,574
21,975,000		Air Lease Corp., Sr. Unsecd. Note, Series MTN, 0.700%, 2/15/2024	20,766,822
		TOTAL	37,129,396
		Financial Institution - Insurance - Life—1.5%
10,000,000	[1]	Met Life Global Funding I, Sec. Fac. Bond, 144A, 4.623% (SOFR +0.300%), 9/27/2024	9,900,244
20,000,000	[1]	New York Life Global Funding, Sec. Fac. Bond, 144A, 4.118% (SOFR +0.330%), 1/14/2025	19,785,580
5,000,000	[1]	New York Life Global Funding, Sec. Fac. Bond, 144A, 4.271% (SOFR +0.220%), 2/2/2023	4,998,983
20,000,000	[1]	Pacific Life Global Funding II, Sec. Fac. Bond, 144A, 4.368% (SOFR +0.400%), 1/27/2025	19,585,340
9,815,000		Principal Life Global Funding II, Sec. Fac. Bond, 144A, 0.500%, 1/8/2024	9,379,147
		TOTAL	63,649,294
		Technology—0.3%
5,000,000	[1]	Qualcomm, Inc., Sr. Unsecd. Note, 5.145% (3-month USLIBOR +0.730%), 1/30/2023	5,000,328
11,000,000		VMware, Inc., Sr. Unsecd. Note, 1.000%, 8/15/2024	10,242,137
		TOTAL	15,242,465
		Utility - Electric—4.5%
18,575,000		Black Hills Corp., Sr. Unsecd. Note, 1.037%, 8/23/2024	17,334,414
9,375,000		CenterPoint Energy, Inc., Sr. Unsecd. Note, 4.776%, 5/13/2024	9,267,676
17,440,000	[1]	CenterPoint Energy Resources Corp., Sr. Unsecd. Note, 5.279% (3-month USLIBOR +0.500%), 3/2/2023	17,431,789
16,885,000	[1]	Dominion Energy, Inc., Sr. Unsecd. Note, Series D, 5.299% (3-month USLIBOR +0.530%), 9/15/2023	16,854,506
47,010,000	[1]	EverSource Energy, Sr. Unsecd. Note, Series T, 4.388% (SOFR +0.250%), 8/15/2023	46,837,103
15,295,000	[1]	Mississippi Power Co., Sr. Unsecd. Note, Series A, 4.623% (SOFR +0.300%), 6/28/2024	14,994,098
25,790,000	[1]	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series D, 4.140% (SOFR +0.330%), 10/18/2024	25,474,827
30,000,000	[1]	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 4.465% (SOFR +0.400%), 11/3/2023	29,880,794

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$14,970,000	[1]	PPL Electric Utilities Corp., 4.653% (SOFR +0.330%), 6/24/2024	$ 14,742,241
		TOTAL	192,817,448
	[1]	Utility - Natural Gas—0.6%
18,950,000		Atmos Energy Corp., Sr. Unsecd. Note, 5.103% (3-month USLIBOR +0.380%), 3/9/2023	18,939,227
8,935,000		Enbridge, Inc., Sr. Unsecd. Note, 4.560% (SOFR +0.400%), 2/17/2023	8,932,021
		TOTAL	27,871,248
	[1]	Utility - Natural Gas Distributor—0.2%
9,575,000		Southern California Gas Co., Sr. Unsecd. Note, 5.103% (3-month USLIBOR +0.350%), 9/14/2023	9,548,704
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,213,123,995)	1,191,091,874
		COLLATERALIZED MORTGAGE OBLIGATIONS—8.2%
	[1]	Federal Home Loan Mortgage Corporation—6.5%
52,878		Federal Home Loan Mortgage Corp., Class FE, 4.717% (1-month USLIBOR +0.400%), 7/15/2036	52,138
593,032		Federal Home Loan Mortgage Corp. REMIC, Series 2736, Class FB, 4.670% (1-month USLIBOR +0.550%), 12/15/2033	592,283
894,760		Federal Home Loan Mortgage Corp. REMIC, Series 2819, Class F, 4.717% (1-month USLIBOR +0.400%), 6/15/2034	887,026
91,004		Federal Home Loan Mortgage Corp. REMIC, Series 3071, Class TF, 4.617% (1-month USLIBOR +0.300%), 4/15/2035	90,843
604,698		Federal Home Loan Mortgage Corp. REMIC, Series 3084, Class XF, 4.837% (1-month USLIBOR +0.520%), 12/15/2035	601,194
154,559		Federal Home Loan Mortgage Corp. REMIC, Series 3152, Class WF, 4.777% (1-month USLIBOR +0.460%), 2/15/2034	153,514
614,724		Federal Home Loan Mortgage Corp. REMIC, Series 3153, Class EF, 4.727% (1-month USLIBOR +0.410%), 5/15/2036	607,916
253,648		Federal Home Loan Mortgage Corp. REMIC, Series 3153, Class FJ, 4.253% (1-month USLIBOR +0.380%), 5/15/2036	251,567
126,430		Federal Home Loan Mortgage Corp. REMIC, Series 3156, Class HF, 4.802% (1-month USLIBOR +0.485%), 8/15/2035	125,528
157,665		Federal Home Loan Mortgage Corp. REMIC, Series 3211, Class FN, 4.617% (1-month USLIBOR +0.300%), 9/15/2036	155,240
206,377		Federal Home Loan Mortgage Corp. REMIC, Series 3317, Class F, 4.717% (1-month USLIBOR +0.400%), 7/15/2036	204,076
61,632		Federal Home Loan Mortgage Corp. REMIC, Series 3320, Class FM, 4.717% (1-month USLIBOR +0.400%), 7/15/2036	61,379
45,367		Federal Home Loan Mortgage Corp. REMIC, Series 3339, Class AF, 4.767% (1-month USLIBOR +0.450%), 7/15/2037	44,856
921,124		Federal Home Loan Mortgage Corp. REMIC, Series 3382, Class FG, 4.917% (1-month USLIBOR +0.600%), 11/15/2037	916,990
762,081		Federal Home Loan Mortgage Corp. REMIC, Series 3387, Class PF, 4.737% (1-month USLIBOR +0.420%), 11/15/2037	754,929
79,958		Federal Home Loan Mortgage Corp. REMIC, Series 3542, Class NF, 5.067% (1-month USLIBOR +0.750%), 7/15/2036	80,178
257,852		Federal Home Loan Mortgage Corp. REMIC, Series 3556, Class FA, 5.227% (1-month USLIBOR +0.910%), 7/15/2037	259,929
3,600,390		Federal Home Loan Mortgage Corp. REMIC, Series 3843, Class FB, 4.647% (1-month USLIBOR +0.330%), 4/15/2041	3,590,424
1,081,980		Federal Home Loan Mortgage Corp. REMIC, Series 4238, Class FT, 4.667% (1-month USLIBOR +0.350%), 8/15/2043	1,065,915
1,121,762		Federal Home Loan Mortgage Corp. REMIC, Series 4604, Class FB, 4.717% (1-month USLIBOR +0.400%), 8/15/2046	1,099,197
1,938,798		Federal Home Loan Mortgage Corp. REMIC, Series 4703, Class FA, 0.746% (1-month USLIBOR +0.350%), 7/15/2047	1,889,985
15,194,518		Federal Home Loan Mortgage Corp. REMIC, Series 4901, Class BF, 4.788% (1-month USLIBOR +0.400%), 7/25/2049	14,989,182
4,678,586		Federal Home Loan Mortgage Corp. REMIC, Series 4916, Class FA, 4.788% (1-month USLIBOR +0.400%), 9/25/2049	4,618,496
20,933,276		Federal Home Loan Mortgage Corp. REMIC, Series 4920, Class FA, 4.838% (1-month USLIBOR +0.450%), 10/25/2049	20,609,187
17,825,491		Federal Home Loan Mortgage Corp. REMIC, Series 4988, Class KF, 4.738% (1-month USLIBOR +0.350%), 7/25/2050	17,570,859
30,856,738		Federal Home Loan Mortgage Corp. REMIC, Series 4993, Class F, 4.838% (1-month USLIBOR +0.450%), 7/25/2050	29,979,206
7,730,726		Federal Home Loan Mortgage Corp. REMIC, Series 5057, Class FH, 4.177% (SOFR +0.250%), 12/25/2050	7,295,794
9,700,130		Federal Home Loan Mortgage Corp. REMIC, Series KF79, Class AL, 4.612% (1-month USLIBOR +0.470%), 5/25/2030	9,640,338
1,281,074		Federal Home Loan Mortgage Corp. REMIC, Series KF87, Class AL, 4.492% (1-month USLIBOR +0.350%), 8/25/2030	1,268,524
17,925,728		Federal Home Loan Mortgage Corp. REMIC, Series KF90, Class AL, 4.472% (1-month USLIBOR +0.330%), 9/25/2030	17,640,972
14,582,424		Federal Home Loan Mortgage Corp. REMIC, Series KF92, Class AL, 4.472% (1-month USLIBOR +0.330%), 10/25/2030	14,280,873
11,757,802		Federal Home Loan Mortgage Corp. REMIC, Series KF93, Class AL, 4.422% (1-month USLIBOR +0.280%), 10/25/2027	11,637,063
22,369,169		Federal Home Loan Mortgage Corp. REMIC, Series KF94, Class AL, 4.442% (1-month USLIBOR +0.300%), 11/25/2030	21,789,655
37,413,381		Federal Home Loan Mortgage Corp. REMIC, Series KF95, Class AL, 4.402% (1-month USLIBOR +0.260%), 11/25/2030	36,366,289
20,451,899		Federal Home Loan Mortgage Corp. REMIC, Series KF96, Class AL, 4.402% (1-month USLIBOR +0.260%), 12/25/2030	20,206,194
18,382,222		Federal Home Loan Mortgage Corp. REMIC, Series KF98, Class AL, 4.312% (1-month USLIBOR +0.170%), 12/25/2030	18,159,178
22,594,212		Federal Home Loan Mortgage Corp. REMIC, Series K-F121, Class AS, 3.905% (30-DAY AVERAGE SOFR +0.180%), 8/25/2028	21,968,899
		TOTAL	281,505,816

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	[1]	Federal National Mortgage Association—1.2%
$ 13,744		Federal National Mortgage Association, Class FB, 4.888% (1-month USLIBOR +0.500%), 8/25/2039	$ 13,724
82,826		Federal National Mortgage Association REMIC, Series 2002-77, Class FA, 5.339% (1-month USLIBOR +1.000%), 12/18/2032	83,659
180,516		Federal National Mortgage Association REMIC, Series 2006-44, Class FK, 4.818% (1-month USLIBOR +0.430%), 6/25/2036	179,250
936,135		Federal National Mortgage Association REMIC, Series 2006-61, Class FQ, 4.788% (1-month USLIBOR +0.400%), 7/25/2036	927,161
201,304		Federal National Mortgage Association REMIC, Series 2006-79, Class DF, 4.738% (1-month USLIBOR +0.350%), 8/25/2036	199,514
620,293		Federal National Mortgage Association REMIC, Series 2006-81, Class FB, 4.738% (1-month USLIBOR +0.350%), 9/25/2036	613,795
246,401		Federal National Mortgage Association REMIC, Series 2006-119, Class CF, 4.688% (1-month USLIBOR +0.300%), 12/25/2036	243,336
491,363		Federal National Mortgage Association REMIC, Series 2006-W1, Class 2AF1, 4.608% (1-month USLIBOR +0.220%), 2/25/2046	486,108
3,087,253		Federal National Mortgage Association REMIC, Series 2007-22, Class FQ, 4.618% (1-month USLIBOR +0.230%), 3/25/2037	3,036,845
334,405		Federal National Mortgage Association REMIC, Series 2007-88, Class FY, 4.848% (1-month USLIBOR +0.460%), 9/25/2037	329,913
178,431		Federal National Mortgage Association REMIC, Series 2007-97, Class FE, 4.838% (1-month USLIBOR +0.450%), 7/25/2037	177,050
86,177		Federal National Mortgage Association REMIC, Series 2008-69, Class FB, 5.388% (1-month USLIBOR +1.000%), 6/25/2037	87,018
215,082		Federal National Mortgage Association REMIC, Series 2009-69, Class F, 5.238% (1-month USLIBOR +0.850%), 4/25/2037	216,468
5,904,988		Federal National Mortgage Association REMIC, Series 2010-111, Class FM, 4.788% (1-month USLIBOR +0.400%), 10/25/2040	5,857,668
1,976,524		Federal National Mortgage Association REMIC, Series 2017-24, Class FB, 4.738% (1-month USLIBOR +0.350%), 4/25/2047	1,938,562
20,016,866		Federal National Mortgage Association REMIC, Series 2018-85, Class FE, 4.688% (1-month USLIBOR +0.300%), 12/25/2048	19,649,885
1,515,006		Federal National Mortgage Association REMIC, Series 2019-31, Class FA, 4.788% (1-month USLIBOR +0.400%), 7/25/2049	1,495,275
7,032,884		Federal National Mortgage Association REMIC, Series 2020-47, Class FH, 4.788% (1-month USLIBOR +0.400%), 7/25/2050	6,859,536
11,739,457		Federal National Mortgage Association REMIC, Series 2020-68, Class FB, 4.688% (1-month USLIBOR +0.300%), 10/25/2060	11,489,746
		TOTAL	53,884,513
	[1]	Government National Mortgage Association—0.2%
3,345,690		Government National Mortgage Association REMIC, Series 2012-H31, Class FA, 4.191% (1-month USLIBOR +0.350%), 11/20/2062	3,314,320
1,978,112		Government National Mortgage Association REMIC, Series 2013-H16, Class FA, 4.381% (1-month USLIBOR +0.540%), 7/20/2063	1,965,224
1,647,461		Government National Mortgage Association REMIC, Series 2013-H17, Class FA, 4.391% (1-month USLIBOR +0.550%), 7/20/2063	1,638,880
		TOTAL	6,918,424
	[1]	Non-Agency Mortgage-Backed Securities—0.3%
12,934,175		JP Morgan Mortgage Trust 2021-1, Class A11, 4.170% (30-DAY AVERAGE SOFR +0.650%), 6/25/2051	11,535,606
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $363,117,431)	353,844,359
		COMMERCIAL MORTGAGE-BACKED SECURITIES—2.1%
	[1]	Commercial Mortgage—2.1%
20,000,000		BHMS Mortgage Trust 2018-ATLS, Class A, 5.567% (1-month USLIBOR +1.250%), 7/15/2035	19,277,800
14,053,523		DBWF Mortgage Trust 2018-GLKS, Class A, 5.469% (1-month USLIBOR +1.030%), 12/19/2030	13,632,455
25,000,000		DBWF Mortgage Trust 2018-GLKS, Class B, 5.789% (1-month USLIBOR +1.350%), 12/19/2030	24,001,270
38,000,000		Fontainebleau Miami Beach Trust, Class B, 3.447%, 12/10/2036	35,233,068
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $97,378,404)	92,144,593
		NON-AGENCY MORTGAGE-BACKED SECURITIES—0.4%
		Non-Agency Mortgage—0.4%
16,847,183		BRASS PLC, Class A1, 0.669%, 4/16/2069	16,067,765
99,687	[1]	Countrywide Alternative Loan Trust 2005-51, Class 3AB3, 5.452% (1-month USLIBOR +1.100%), 11/20/2035	74,441
54,952	[1]	Impac CMB Trust 2004-7, Class 1A2, 5.308% (1-month USLIBOR +0.920%), 11/25/2034	52,672
96,605	[1]	Impac CMB Trust 2004-9, Class 1A2, 5.268% (1-month USLIBOR +0.880%), 1/25/2035	91,021
174,468	[1]	Mellon Residential Funding Corp. 2001-TBC1, Class A1, 5.017% (1-month USLIBOR +0.700%), 11/15/2031	161,716
505,761		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	414,794
195,972	[1]	Washington Mutual 2006-AR1, Class 2A1B, 3.118% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +1.070%), 1/25/2046	168,011

Principal Amount or Shares			Value
		NON-AGENCY MORTGAGE-BACKED SECURITIES—continued
		Non-Agency Mortgage—continued
$ 350,117	[1]	Washington Mutual 2006-AR15, Class 1A, 2.888% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.840%), 11/25/2046	$ 316,358
197,526	[1]	Washington Mutual 2006-AR17, Class 1A, 2.509% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.820%), 12/25/2046	171,694
		TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $18,511,127)	17,518,472
	[1]	ADJUSTABLE RATE MORTGAGES—0.0%
		Federal National Mortgage Association—0.0%
393,960		FNMA ARM, 2.359%, 8/1/2033	376,081
298,095		FNMA ARM, 2.917%, 7/1/2034	289,836
19,375		FNMA ARM, 3.079%, 4/1/2030	18,736
48,687		FNMA ARM, 3.089%, 5/1/2040	48,583
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $769,782)	733,236
		MORTGAGE-BACKED SECURITY—0.0%
		Federal National Mortgage Association—0.0%
317,323		Federal National Mortgage Association, Pool 728568, 6.500%, 10/1/2033 (IDENTIFIED COST $335,470)	334,922
		INVESTMENT COMPANIES—2.1%
5,229,110		Bank Loan Core Fund	45,284,096
2,982,933		Federated Hermes Conservative Microshort Fund	29,650,350
15,651,677		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 4.36%[3]	15,648,547
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $98,100,571)	90,582,993
		TOTAL INVESTMENT IN SECURITIES—100.2% (IDENTIFIED COST $4,514,138,433)	4,334,808,118
		OTHER ASSETS AND LIABILITIES - NET—(0.2)%[4]	(8,456,101)
		TOTAL NET ASSETS—100%	$4,326,352,017
At December 31, 2022, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Short Futures:
United States Treasury Notes 2-Year Short Futures	2,000	$410,156,252	March 2023	$18,352
United States Treasury Notes 5-Year Short Futures	500	$53,964,844	March 2023	$58,349
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$76,701
The average notional value of short futures contracts held by the Fund throughout the period was $348,593,263. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended December 31, 2022, were as follows:
Affiliates	Value as of 9/30/2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 12/31/2022	Shares Held as of 12/31/2022	Dividend Income
Bank Loan Core Fund	$150,593,032	$1,748,107	$(107,053,000)	$11,551,112	$(11,555,155)	$45,284,096	5,229,110	$1,748,108
Federated Hermes Conservative Microshort Fund	$49,650,349	$—	$(20,000,000)	$140,846	$(140,845)	$29,650,350	2,982,933	$385,806
Federated Hermes Government Obligations Fund, Premier Shares	$1,083,960	$13,926,472	$(15,010,432)	N/A	N/A	$—	—	$—
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	$111,402,267	$627,473,472	$(723,234,858)		$$7,666	$15,648,547	15,651,677	$354,670
TOTAL OF AFFILIATED TRANSACTIONS	$312,729,608	$643,148,051	$(865,298,290)	$11,691,958	$(11,688,334)	$90,582,993	23,863,720	$2,488,584

1
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Trustees (the “Trustees”) have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$—	$2,588,557,669	$0	$2,588,557,669
Corporate Bonds	—	1,191,091,874	—	1,191,091,874
Collateralized Mortgage Obligations	—	353,844,359	—	353,844,359
Commercial Mortgage-Backed Securities	—	92,144,593	—	92,144,593
Non-Agency Mortgage-Backed Securities	—	17,518,472	—	17,518,472
Adjustable Rate Mortgages	—	733,236	—	733,236
Mortgage-Backed Security	—	334,922	—	334,922
Investment Companies	90,582,993	—	—	90,582,993
TOTAL SECURITIES	$90,582,993	$4,244,225,125	$0	$4,334,808,118
Other Financial Instruments:[1]
Assets	$76,701	$—	$—	$76,701
TOTAL OTHER FINANCIAL INSTRUMENTS	$76,701	$—	$—	$76,701

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BSBY	—Bloomberg Short-Term Bank Yield Index
CMT	—Constant Maturity Treasury
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
NIM	—Net Interest Margin
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate